Equity (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Common stock shares authorized	300,000,000		300,000,000	300,000,000
Common stock par value per share	$ 0.001		$ 0.001	$ 0.001
Preferred stock shares authorized	20,000,000		20,000,000	20,000,000
Common stock shares issued	7,114,533		7,035,771	6,860,246
Common stock shares outstanding	7,114,533		7,035,771	6,860,246
Preferred stock shares issued	0		0	0
Preferred stock shares outstanding	0		0	0
Proceeds from sale of common stock	$ 225,705	$ 0	$ 7,000	$ 2,010,366
Stock issued during period value	238,475		7,000	2,010,367
Common stock value available for issuance	$ 7,114		$ 7,036	$ 6,861
Stock options exercise price per share
Prepaid expenses			$ 170,000	$ 290,000
General and administration expense	$ 817,265	$ 838,497	$ 1,835,147	$ 2,393,968
Stock Options [Member]
General and administration expense	58,000	58,000
Unrecognized compensation expense to employees and vendors	$ 450,000	$ 1,470,000
Unrecognized compensation expenses recognition period	9 months 29 days	1 year 8 months 26 days
Stock options intrinsic value per share	$ 4.50	$ 4.00
Under the Plan [Member]
Common stock value available for issuance	$ 830,000
Stock options granted, fair value	$ 500,000	$ 1,600,000
Under the Plan [Member] | Maximum [Member]
Aggregate number of common stock shares reserved for future issuance	5,000,000
Convertible Promissory Notes [Member]
Stock issued during period shares	14,400		45,000
Stock issued during period value	$ 65,000		$ 170,000
Investors [Member]
Stock issued during period shares	53,000		1,556	510,000
Proceeds from sale of common stock	$ 238,500		$ 7,000	$ 2,000,000
Share price per share	$ 4.50
Vendors [Member]
Stock issued during period shares for services	11,300		24,000	47,000
Share-based compensation expense	$ 51,000		$ 100,000	$ 160,000
Advisors [Member]
Stock options granted during period value				$ 310,000
Stock options exercise price per share				$ 5.25
Stock options exercise period				3 years